Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share
Income from Continuing Operations									$ 7,539	$ 4,184	$ 19,400
Income attributable to noncontrolling interest									(275)	(240)	(315)
Income from continuing operations attributable to AT&T									7,264	3,944	19,085
Other share-based payment									12	11	11
Numerator for diluted earnings per share									$ 7,276	$ 3,955	$ 19,096
Weighted average number of common shares outstanding									5,801	5,928	5,913
Stock options									3	4	3
Other share-based payment (in shares)									17	18	22
Denominator for diluted earnings per share									5,821	5,950	5,938
Basic earnings per share from continuing operations attributable to AT&T									$ 1.25	$ 0.66	$ 3.23
Basic earnings per share from discontinued operations attributable to AT&T									$ 0	$ 0	$ 0.13
Basic Earnings Per Share Attributable to AT&T	$ (0.68)	$ 0.63	$ 0.67	$ 0.60	$ (1.12)	$ 0.61	$ 0.60	$ 0.57	$ 1.25	$ 0.66	$ 3.36
Diluted earnings per share from continuing operations attributable to AT&T									$ 1.25	$ 0.66	$ 3.22
Diluted earnings per share from discontinued operations attributable to AT&T									$ 0	$ 0	$ 0.13
Diluted Earnings Per Share Attributable to AT&T	$ (0.68)	$ 0.63	$ 0.66	$ 0.60	$ (1.12)	$ 0.61	$ 0.60	$ 0.57	$ 1.25	$ 0.66	$ 3.35
Stock options issued and outstanding	17				66				17	66	130
Stock options with exercise prices above average market price of company stock									3	40	100
Vested stock options with exercise prices below market price of company stock	14								14